Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Interest and fees on loans	$ 115,107	$ 116,658	$ 126,594
Interest on investment securities:
Taxable	10,830	11,766	10,697
Tax-exempt	1,137	1,142	1,226
Interest on federal funds sold	0	0	22
Total Interest Income	127,074	129,566	138,539
Interest Expense
Interest on deposits	10,886	11,012	12,358
Interest on short-term borrowings	327	342	325
Interest on long-term debt	617	606	618
Total Interest Expense	11,830	11,960	13,301
Net Interest Income	115,244	117,606	125,238
Provision for loan losses	6,988	4,054	6,848
Net Interest Income After Provision for Loan Losses	108,256	113,552	118,390
Non-interest Income
Gains on sale of investment securities	2,130	1,156	764
Service charges	26,316	26,583	27,596
Bankcard revenue	15,894	15,063	13,521
Insurance commissions	0	5,978	5,832
Trust and investment management fee income	5,124	4,614	3,986
Bank owned life insurance	3,374	3,070	3,391
Gain (Loss) on Disposition of Business	11,084	0	0
Other income	3,284	2,258	2,916
Total Non-interest Income	67,206	58,722	58,006
Non-interest Expense
Salaries and employee benefits	47,847	51,749	51,430
Occupancy and equipment	10,277	9,990	9,910
Depreciation	6,088	6,087	5,757
FDIC insurance expense	1,794	1,647	1,852
Advertising	2,446	3,274	2,673
Bankcard expenses	3,262	3,555	3,024
Postage, delivery, and statement mailings	2,123	2,211	2,220
Office supplies	1,350	1,595	1,728
Legal and professional fees	2,391	2,049	3,028
Telecommunications	1,765	1,876	2,212
Repossessed asset losses, net of expenses	1,264	579	646
Business Combination, Acquisition Related Costs	598	0	5,526
Other expenses	11,746	10,429	12,900
Noninterest Expense	92,951	95,041	102,906
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	82,511	77,233	73,490
Income tax expense	28,414	24,271	25,275
Net Income Available to Common Shareholders	$ 54,097	$ 52,962	$ 48,215
Average common shares outstanding	15,123	15,403	15,564
Employee stock options and warrant	48	85	144
Effect of dilutive securities:
Shares for diluted earnings per share	15,171	15,488	15,708
Basic earnings per common share	$ 3.54	$ 3.40	$ 3.07
Diluted earnings per common share	3.53	3.38	3.04
Dividends declared per common share	$ 1.68	$ 1.60	$ 1.48